OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2019
Investments [Abstract]
OTHER INVESTMENTS
NOTE 7 – OTHER INVESTMENTS

In November 2019, the Company signed a Share Purchase and Shareholders Agreement (the “SPA”) with Medimor Ltd, one of the Company’s turnkey manufacturing subcontractors (“Medimor”). Pursuant  to the SPA, the Company has committed to invest an aggregate amount of $600 (the “Investment Amount”), in several closings,  in consideration for up to 1,369,863 ordinary shares of Medimor (which reflects a 10.34% ownership interest in Medimor at the signing date, on a fully diluted basis), of which 955,479 ordinary shares (the “Milestone Shares”) in the amount of $418.5 (the “Milestone Shares Investment Amount”) will be issued upon  and subject to the occurrence of any of the milestone events (each, a “Milestone Event”) as stated in the SPA. As of December 31, 2019, the Company has paid Medimor the full Investment Amount (which includes a non-refundable pre-payment on account of the entire Milestone Shares Investment Amount), and was issued with 414,384 ordinary shares of Medimor (the “Initial Shares Investment Amount”), which reflects a 3.37% ownership interest in Medimor, on a fully diluted basis, upon such issuance. However, as of December 31, 2019, none of the Milestone Events has occurred yet and accordingly, the Milestone Shares have not been issued to the Company. Pursuant to the provisions from the SPA, in the event that all of the Milestone Shares have not been issued to the Company within 24 months of the signing date, then any remaining balance of the prepaid Milestone Shares Investment Amount will be deducted from any payments then due or to be due in the future to Medimor from the Company in its capacity as a customer of Medimor. The Initial Shares Investment Amount is measured at  cost, less impairment and adjusted for subsequent observable price changes, whereas the Milestone Shares Investment Amount is measured at cost, less any impairment.